Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Loss Calculation
The loss calculation is as follows:

Assets
Inventories	$8,135
Property, plant and equipment, net	9,401
Other intangibles assets, net	1,624
Goodwill	383

Total assets sold	$19,543

Liabilities
Pension and other benefits	$791

Total liabilities sold	$791

Net assets sold	$18,752
Sales proceeds, net of amount paid to buyer of $0.7 million	14,566

Loss on sale	$4,186